Contingencies, Commitments and Guarantees (Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Gross rental payments 2016	$ 241
Gross rental payments 2017	202
Gross rental payments 2018	189
Gross rental payments 2019	160
Gross rental payments 2020	154
Gross rental payments, thereafter	859
Gross rental payments, total	1,805
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 93